UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: July 31, 2008

* MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund, each a series of the Registrant, have a fiscal year end April 30. The MFS Sector Rotational Fund, a series of the Registrant, has a fiscal year end October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

7/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Floating Rate High Income Fund - Class I	202,193	$1,811,646
MFS Government Securities Fund - Class I	190,056	1,820,740
MFS Inflation-Adjusted Bond Fund - Class I	176,322	1,814,350
MFS Limited Maturity Fund - Class I	586,889	3,632,845
MFS Money Market Fund	1,810,324	1,810,324
MFS Research Bond Fund - Class I	381,012	3,634,856
MFS Research Fund - Class I	74,508	1,812,037
MFS Value Fund - Class I	77,472	1,808,975

Total Mutual Funds		$18,145,773

Short-Term Obligations – 0.2%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$29,000	$29,000

Total Investments		$18,174,773

Other Assets, Less Liabilities – (0.1)%		(13,786)

Net Assets – 100.0%		$18,160,987

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,145,773	$29,000	$—	$18,174,773
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$18,836,311

Gross unrealized appreciation	$89,937
Gross unrealized depreciation	(751,476)

Net unrealized appreciation (depreciation)	$(661,539)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Continued) (Unaudited) 7/31/08

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Floating Rate High Income Fund - Class I	203,790	8,712	10,309	202,193
MFS Government Securities Fund - Class I	189,094	9,370	8,408	190,056
MFS Inflation-Adjusted Bond Fund - Class I	178,359	9,111	11,148	176,322
MFS Limited Maturity Fund - Class I	586,253	23,418	22,782	586,889
MFS Money Market Fund	1,832,619	77,709	100,004	1,810,324
MFS Research Bond Fund - Class I	376,036	18,429	13,453	381,012
MFS Research Fund - Class I	70,143	10,194	5,829	74,508
MFS Value Fund - Class I	72,304	12,095	6,927	77,472

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Floating Rate High Income Fund - Class I	$(10,250)	$—	$22,879	$1,811,646
MFS Government Securities Fund - Class I	1,378	—	21,546	1,820,740
MFS Inflation-Adjusted Bond Fund - Class I	7,682	—	21,509	1,814,350
MFS Limited Maturity Fund - Class I	(3,621)	—	41,959	3,632,845
MFS Money Market Fund	—	—	10,947	1,810,324
MFS Research Bond Fund - Class I	(3,852)	—	47,806	3,634,856
MFS Research Fund - Class I	(7,192)	—	—	1,812,037
MFS Value Fund - Class I	(30,690)	—	7,989	1,808,975

	$(46,545)	$—	$174,635	$18,145,773

3

MFS® Lifetime® 2010 Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	35,421	$662,728
MFS Floating Rate High Income Fund - Class I	189,287	1,696,013
MFS Government Securities Fund - Class I	316,724	3,034,212
MFS Inflation-Adjusted Bond Fund - Class I	164,936	1,697,195
MFS Limited Maturity Fund - Class I	976,653	6,045,481
MFS Money Market Fund	3,014,459	3,014,459
MFS Research Bond Fund - Class I	633,531	6,043,887
MFS Research Fund - Class I	152,414	3,706,711
MFS Research International Fund - Class I	37,840	661,818
MFS Value Fund - Class I	159,211	3,717,588

Total Mutual Funds		$30,280,092

Short-Term Obligations – 0.2%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$56,000	$56,000

Total Investments		$30,336,092

Other Assets, Less Liabilities – (0.0)%		(9,733)

Net Assets – 100.0%		$30,326,359

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$30,280,092	$56,000	$—	$30,336,092
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$31,425,000

Gross unrealized appreciation	$54,368
Gross unrealized depreciation	(1,143,276)

Net unrealized appreciation (depreciation)	$(1,088,908)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	35,428	4,639	(4,646)	35,421
MFS Floating Rate High Income Fund	173,851	30,396	(14,960)	189,287
MFS Government Securities Fund	312,050	40,771	(36,097)	316,724
MFS Inflation-Adjusted Bond Fund	152,225	28,193	(15,482)	164,936
MFS Limited Maturity Fund	969,051	108,721	(101,119)	976,653
MFS Money Market Fund	3,033,129	306,047	(324,717)	3,014,459
MFS Research Bond Fund	620,272	80,619	(67,360)	633,531
MFS Research Fund	144,365	24,031	(15,982)	152,414
MFS Research International Fund	37,589	4,792	(4,541)	37,840
MFS Value Fund	148,932	26,614	(16,335)	159,211

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(2,299)	$38,338	$—	$662,728
MFS Floating Rate High Income Fund	(15,099)	—	20,467	1,696,013
MFS Government Securities Fund	5,616	—	35,846	3,034,212
MFS Inflation-Adjusted Bond Fund	10,146	—	19,308	1,697,195
MFS Limited Maturity Fund	(15,857)	—	69,789	6,045,481
MFS Money Market Fund	—	—	18,258	3,014,459
MFS Research Bond Fund	(20,268)	—	79,539	6,043,887
MFS Research Fund	864	—	—	3,706,711
MFS Research International Fund	(7,839)	—	—	661,818
MFS Value Fund	(56,549)	—	16,596	3,717,588

	$(101,285)	$38,338	$259,803	$30,280,092

3

MFS® Lifetime® 2020 Fund

7/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	499,255	$9,341,058
MFS Government Securities Fund - Class I	626,635	6,003,160
MFS High Income Fund - Class I	1,130,238	3,831,507
MFS International New Discovery Fund - Class I	77,136	1,682,333
MFS Mid Cap Growth Fund - Class I (a)	591,036	5,496,632
MFS Mid Cap Value Fund - Class I	467,401	5,571,419
MFS Money Market Fund	2,165,939	2,165,939
MFS Research Bond Fund - Class I	1,257,351	11,995,130
MFS Research Fund - Class I	405,354	9,858,211
MFS Research International Fund - Class I	534,089	9,341,210
MFS Value Fund - Class I	493,688	11,527,604

Total Mutual Funds		$76,814,203

Short-Term Obligations – 0.1%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$56,000	$56,000

Total Investments		$76,870,203

Other Assets, Less Liabilities – (0.0%)		(11,498)

Net Assets – 100.0%		$76,858,705

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$76,814,203	$56,000	$—	$76,870,203
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$82,799,023

Gross unrealized appreciation	$35,853
Gross unrealized depreciation	(5,964,673)

Net unrealized appreciation (depreciation)	$(5,928,820)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	457,330	71,730	(29,805)	499,255
MFS Government Securities Fund	595,953	107,805	(77,123)	626,635
MFS High Income Fund	1,065,664	147,360	(82,786)	1,130,238
MFS International New Discovery Fund	76,875	6,006	(5,745)	77,136
MFS Mid Cap Growth Fund	567,238	59,485	(35,687)	591,036
MFS Mid Cap Value Fund	445,651	48,456	(26,706)	467,401
MFS Money Market Fund	1,968,222	359,346	(161,629)	2,165,939
MFS Research Bond Fund	1,185,579	210,440	(138,668)	1,257,351
MFS Research Fund	367,469	53,571	(15,686)	405,354
MFS Research International Fund	487,213	68,669	(21,793)	534,089
MFS Value Fund	451,649	62,783	(20,744)	493,688

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(45,936)	$494,886	$—	$9,341,058
MFS Government Securities Fund	12,622	—	71,533	6,003,160
MFS High Income Fund	(38,908)	—	76,937	3,831,507
MFS International New Discovery Fund	(43,386)	—	—	1,682,333
MFS Mid Cap Growth Fund	(18,462)	—	—	5,496,632
MFS Mid Cap Value Fund	(90,269)	—	—	5,571,419
MFS Money Market Fund	—	—	12,742	2,165,939
MFS Research Bond Fund	(51,516)	—	158,585	11,995,130
MFS Research Fund	(18,148)	—	—	9,858,211
MFS Research International Fund	(63,223)	—	—	9,341,210
MFS Value Fund	(99,896)	—	52,172	11,527,604

	$(457,122)	$494,886	$371,969	$76,814,203

3

MFS® Lifetime® 2030 Fund

7/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	474,916	$8,885,674
MFS Government Securities Fund - Class I	71,254	682,614
MFS High Income Fund - Class I	200,407	679,379
MFS International New Discovery Fund - Class I	188,284	4,106,473
MFS Mid Cap Growth Fund - Class I (a)	696,576	6,478,158
MFS Mid Cap Value Fund - Class I	549,145	6,545,807
MFS New Discovery Fund - Class I	96,151	1,715,338
MFS Research Bond Fund - Class I	142,858	1,362,866
MFS Research Fund - Class I	196,863	4,787,717
MFS Research International Fund - Class I	311,972	5,456,390
MFS Value Fund - Class I	307,566	7,181,676

Total Mutual Funds		$47,882,092

Short-Term Obligations – 0.3%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$154,000	$154,000

Total Investments		$48,036,092

Other Assets, Less Liabilities – (0.2)%		(98,190)

Net Assets – 100.0%		$47,937,902

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$47,882,092	$154,000	$—	$48,036,092
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$52,987,497

Gross unrealized appreciation	$—
Gross unrealized depreciation	(4,951,405)

Net unrealized appreciation (depreciation)	$(4,951,405)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	465,450	57,033	(47,567)	474,916
MFS Government Securities Fund	68,461	13,315	(10,522)	71,254
MFS High Income Fund	186,139	32,768	(18,500)	200,407
MFS International New Discovery Fund	185,197	19,417	(16,330)	188,284
MFS Mid Cap Growth Fund	706,715	61,531	(71,670)	696,576
MFS Mid Cap Value Fund	556,148	53,261	(60,264)	549,145
MFS New Discovery Fund	100,399	8,637	(12,885)	96,151
MFS Research Bond Fund	136,376	26,121	(19,639)	142,858
MFS Research Fund	197,422	16,642	(17,201)	196,863
MFS Research International Fund	298,280	36,884	(23,192)	311,972
MFS Value Fund	305,332	28,108	(25,874)	307,566

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(84,322)	$503,673	$—	$8,885,674
MFS Government Securities Fund	2,099	—	7,607	682,614
MFS High Income Fund	(9,075)	—	12,586	679,379
MFS International New Discovery Fund	(130,056)	—	—	4,106,473
MFS Mid Cap Growth Fund	(58,090)	—	—	6,478,158
MFS Mid Cap Value Fund	(228,354)	—	—	6,545,807
MFS New Discovery Fund	(40,773)	—	—	1,715,338
MFS Research Bond Fund	(6,627)	—	16,875	1,362,866
MFS Research Fund	(30,044)	—	—	4,787,717
MFS Research International Fund	(75,457)	—	—	5,456,390
MFS Value Fund	(141,651)	—	34,017	7,181,676

	$(802,350)	$503,673	$71,085	$47,882,092

3

MFS® Lifetime® 2040 Fund

7/31/08
Quarterly portfolio holdings

SSW
S
NNE

MFS® INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	288,858	$5,404,541
MFS International New Discovery Fund - Class I	123,517	2,693,913
MFS Mid Cap Growth Fund - Class I (a)	436,025	4,055,033
MFS Mid Cap Value Fund - Class I	343,048	4,089,133
MFS New Discovery Fund - Class I	75,702	1,350,529
MFS Research Fund - Class I	111,378	2,708,715
MFS Research International Fund - Class I	153,938	2,692,375
MFS Value Fund - Class I	173,690	4,055,667

Total Mutual Funds		$27,049,906

Short-Term Obligations – 0.3%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$74,000	$74,000

Total Investments		$27,123,906

Other Assets, Less Liabilities – (0.1)%		(15,545)

Net Assets – 100.0%		$27,108,361

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$27,049,906	$74,000	$—	$27,123,906
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$29,874,100

Gross unrealized appreciation	$—
Gross unrealized depreciation	(2,750,194)

Net unrealized appreciation (depreciation)	$(2,750,194)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	270,982	41,807	(23,931)	288,858
MFS International New Discovery Fund	115,963	16,624	(9,070)	123,517
MFS Mid Cap Growth Fund	421,304	56,361	(41,640)	436,025
MFS Mid Cap Value Fund	331,492	40,466	(28,910)	343,048
MFS New Discovery Fund	75,152	8,440	(7,890)	75,702
MFS Research Fund	107,557	11,666	(7,845)	111,378
MFS Research International Fund	144,333	19,465	(9,860)	153,938
MFS Value Fund	166,295	18,966	(11,571)	173,690

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(44,675)	$293,235	$—	$5,404,541
MFS International New Discovery Fund	(77,735)	—	—	2,693,913
MFS Mid Cap Growth Fund	(35,106)	—	—	4,055,033
MFS Mid Cap Value Fund	(110,920)	—	—	4,089,133
MFS New Discovery Fund	(26,953)	—	—	1,350,529
MFS Research Fund	(15,299)	—	—	2,708,715
MFS Research International Fund	(36,407)	—	—	2,692,375
MFS Value Fund	(65,365)	—	18,655	4,055,667

	$(412,460)	$293,235	$18,655	$27,049,906

3

MFS® Sector Rotational Fund

7/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 3.8%
General Dynamics Corp.	110,138	$9,817,699
ITT Industries, Inc.	91,380	6,118,805

		$15,936,504

Automotive – 2.3%
SPX Corp.	78,260	$9,921,803

Broadcasting – 1.8%
Omnicom Group, Inc.	180,910	$7,723,048

Business Services – 2.1%
Accenture Ltd., “A”	210,040	$8,771,270

Chemicals – 1.3%
CF Industries Holdings, Inc.	33,660	$5,502,064

Computer Software - Systems – 3.1%
Hewlett-Packard Co.	191,645	$8,585,696
International Business Machines Corp.	36,400	4,658,472

		$13,244,168

Containers – 1.2%
Owens-Illinois, Inc. (a)	120,960	$5,109,350

Electrical Equipment – 1.8%
Emerson Electric Co.	160,170	$7,800,279

Electronics – 1.4%
National Semiconductor Corp. (l)	279,580	$5,857,201

Energy - Independent – 12.9%
Apache Corp.	75,360	$8,453,131
Devon Energy Corp.	76,760	7,283,756
EnCana Corp.	99,610	7,190,846
Noble Energy, Inc.	107,080	7,910,000
Occidental Petroleum Corp.	113,580	8,953,511
Plains Exploration & Production Co. (a)	124,630	6,975,541
Whiting Petroleum Corp. (a)	82,230	7,702,484

		$54,469,269

Energy - Integrated – 5.5%
Exxon Mobil Corp.	104,250	$8,384,828
Hess Corp.	71,260	7,225,764
Murphy Oil Corp.	98,250	7,833,473

		$23,444,065

Food & Beverages – 3.7%
Coca-Cola Co.	137,290	$7,070,435
PepsiCo, Inc.	129,674	8,631,101

		$15,701,536

Furniture & Appliances – 1.9%
Snap-On, Inc.	145,970	$8,216,651

Insurance – 5.9%
Aflac, Inc.	122,630	$6,819,454
Assurant, Inc.	125,510	7,545,661
Chubb Corp.	94,860	4,557,074
Torchmark Corp. (l)	101,070	5,867,114

		$24,789,303

Leisure & Toys – 2.7%
Hasbro, Inc. (l)	292,710	$11,333,731

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.6%
Dover Corp.	178,650	$8,866,400
Illinois Tool Works, Inc.	168,100	7,875,485
Parker Hannifin Corp.	116,669	7,196,144

		$23,938,029

Metals & Mining – 6.9%
AK Steel Holding Corp. (l)	130,740	$8,301,990
Cleveland-Cliffs, Inc.	97,950	10,618,760
Freeport-McMoRan Copper & Gold, Inc.	47,970	4,641,098
Nucor Corp.	98,680	5,646,470

		$29,208,318

Natural Gas - Distribution – 1.9%
MDU Resources Group, Inc.	253,940	$8,103,225

Network & Telecom – 1.5%
Corning, Inc.	313,800	$6,279,138

Oil Services – 4.3%
FMC Technologies, Inc. (a)	36,456	$2,252,252
Noble Corp.	145,580	7,551,235
Transocean, Inc.	62,439	8,493,577

		$18,297,064

Other Banks & Diversified Financials – 3.6%
Northern Trust Corp.	89,930	$7,029,828
Ryder System, Inc. (l)	125,400	8,271,384

		$15,301,212

Personal Computers & Peripherals – 2.1%
Western Digital Corp. (a)	307,330	$8,848,031

Pharmaceuticals – 2.2%
Johnson & Johnson	135,340	$9,266,730

Railroad & Shipping – 4.6%
CSX Corp.	69,220	$4,677,888
Norfolk Southern Corp.	154,520	11,113,078
Union Pacific Corp.	44,940	3,704,854

		$19,495,820

Restaurants – 3.3%
McDonald’s Corp.	141,390	$8,453,708
YUM! Brands, Inc.	157,050	5,625,531

		$14,079,239

Specialty Chemicals – 3.4%
Airgas, Inc.	90,080	$5,159,782
Praxair, Inc.	99,653	9,340,476

		$14,500,258

Specialty Stores – 4.1%
Ross Stores, Inc.	236,580	$8,980,577
TJX Cos., Inc.	242,890	8,187,822

		$17,168,399

Utilities - Electric Power – 2.1%
FPL Group, Inc.	136,300	$8,795,439

Total Common Stocks		$411,101,144

Short-Term Obligations – 1.8%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$7,637,000	$7,637,000

Collateral for Securities Loaned – 6.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	28,757,950	$28,757,950

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Total Investments	$447,496,094

Other Assets, Less Liabilities – (5.6)%	(23,609,165)

Net Assets – 100.0%	$423,886,929

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Sector Rotational Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$448,999,284

Gross unrealized appreciation	$22,282,878
Gross unrealized depreciation	(23,786,068)

Net unrealized appreciation (depreciation)	$(1,503,190)

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.